Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions [Abstract]
Related-Party Transactions
Note 13:	Related-Party Transactions

At December 31, 2011 and 2010, the Bank had loans outstanding to executive officers, directors and their related interests (related parties), in the amount of $11,184 and $10,498, respectively.

In management's opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons.  Further, in management's opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

	December 31,
	2011	2010
Beginning balance	$10,498	$9,103
New loans and advances	11,266	6,863
Repayments	(10,580)	(5,468)
Ending balance	$11,184	$10,498

Excluding the holding company demand deposit account, deposits from related parties held by the Bank, at December 31, 2011 and 2010, totaled $3,051 and $2,488, respectively.